Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income before attribution of noncontrolling interests	¥ 1,267,638	¥ 1,377,569	¥ 414,561
Other comprehensive income, net of tax (Note 20):
Net unrealized gains (losses) on investment securities	26,936	44,499	(201,112)
Net debt valuation adjustments	11,261	(44,650)	17,806
Net unrealized losses on derivatives qualifying for cash flow hedges	(1,647)	(636)	(5,577)
Defined benefit plans (Note 13)	71,316	382,855	(20,047)
Foreign currency translation adjustments	365,608	1,080,209	806,935
Total	473,474	1,462,277	598,005
Comprehensive income	1,741,112	2,839,846	1,012,566
Net income attributable to noncontrolling interests	705	51,700	32,763
Other comprehensive income attributable to noncontrolling interests	149,909	95,706	10,501
Comprehensive income attributable to Mitsubishi UFJ Financial Group	¥ 1,590,498	¥ 2,692,440	¥ 969,302